STATEMENT OF OPERATIONS - USD ($)	1 Months Ended		3 Months Ended			4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Formation and operating costs		$ 7,221	$ 441,400			$ 114,144	$ 1,125,437
Loss from operations		(7,221)	(441,400)			(114,144)	(1,125,437)
Other income (expense):
Change in fair value of Derivative warrant liabilities			(1,488,000)			(12,110,000)	3,486,000
Offering costs allocated to derivative warrant liabilities						(749,253)
Interest earned on marketable securities held in Trust Account			2,992			1,973	14,513
Net Income (Loss)	$ (7,221)	$ (7,221)	$ (1,926,408)	$ (4,433,185)	$ 8,734,669	$ (12,971,424)	$ 2,375,076
Weighted average shares outstanding			23,000,000				23,000,000
Class A ordinary shares
Other income (expense):
Weighted average shares outstanding						6,052,632
Basic and diluted net loss per share						$ (1.15)
Class B ordinary shares
Other income (expense):
Weighted average shares outstanding		5,750,000	5,750,000			5,197,368	5,750,000
Basic and diluted net loss per share		$ 0.00	$ (0.07)			$ (1.15)	$ 0.08